Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock option activity
The following table summarizes stock option activity as of and for the year ended December 31, 2012:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(shares and dollars in thousands)
Outstanding as of December 31, 2011	1,875	$8.97
Granted	2,581	7.55
Exercised	(54)	6.21
Forfeited and expired	(679)	8.43
Outstanding as of December 31, 2012	3,723	8.12	6.7	$—
Vested and expected to vest as of December 31, 2012	3,617	$8.14	6.6	$—
Exercisable as of December 31, 2012	1,609	$8.86	3.5	$—

Summary of the status of stock options by exercise price range
The following table summarizes the status of the Company’s stock options as of December 31, 2012:

						Stock Options
Stock Options Outstanding						Exercisable
				Weighted
				Average	Weighted		Weighted
				Remaining	Average		Average
Range of			Number	Contractual	Exercise	Number	Exercise
Exercise Prices			Outstanding	Life	Price	Exercisable	Price
			(in thousands)			(in thousands)
$5.10	to	$6.98	106	4.3	$6.87	106	$6.87
7.02	to	7.32	334	4.3	7.28	334	7.28
7.51	to	7.51	2,128	9.1	7.51	116	7.51
7.64	to	8.96	196	6.5	8.34	94	8.21
9.01	to	9.24	247	1.8	9.03	247	9.03
9.48	to	9.89	293	2.8	9.51	293	9.51
10.36	to	10.80	334	2.6	10.39	334	10.39
11.17	to	11.82	85	2.2	11.43	85	11.43
$5.10	to	$11.82	3,723	6.7	$8.12	1,609	$8.86

Schedule of Stock-based Payment Award, Stock Options, Valuation Assumptions
The fair value of stock options granted during the year ended December 31, 2012 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Year Ended
December 31, 2012
Dividend yield	2.69%
Expected volatility	32.50%
Risk-free interest rate	0.81%
Expected life	5 years

Restricted stock unit activity
The following table summarizes restricted stock unit activity as of and for the year ended December 31, 2012:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
	(in thousands)
Outstanding as of December 31, 2011	2,606	$8.25
Granted	1,916	7.51
Vested	(974)	8.34
Forfeited	(567)	7.77
Outstanding as of December 31, 2012	2,981	$7.90